Schedule of Investments (unaudited)
January 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	4,369,702	$483,157,950
Total Investment Companies (Cost: $481,968,489)		483,157,950
Short-Term Securities
Money Market Funds — 53.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(a)(c)(d)	244,118,697	244,240,756
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(c)	27,900,000	27,900,000
Total Short-Term Securities — 53.2% (Cost: $272,113,065)		272,140,756
Total Investments in Securities — 147.6% (Cost: $754,081,554)		755,298,706
Liabilities in Excess of Other Assets — (47.6)%		(243,437,506)
Net Assets — 100.0%		$511,861,200

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$219,140,443	$25,100,419 (a)	$—	$1,008	$(1,114)	$244,240,756	244,118,697	$294,834 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,810,000	7,090,000 (a)	—	—	—	27,900,000	27,900,000	266,101	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	508,337,451	178,659,836	(199,553,822)	6,785,714	(11,071,229)	483,157,950	4,369,702	6,847,995	—
				$6,786,722	$(11,072,343)	$755,298,706		$7,408,930	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.00%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/07/26	USD	3,800	$80,176	$7	$80,169
0.49%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/22/27	USD	55,232	2,545,965	(38,523)	2,584,488
1.19%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/20/28	USD	22,300	1,268,931	114	1,268,817
3.22%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/28/28	USD	15,000	69,047	113	68,934
3.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/22/29	USD	1,400	1,451	10	1,441
3.24%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/09/29	USD	2,000	13,182	14	13,168
3.18%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/10/29	USD	2,000	16,970	15	16,955
3.21%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/25/29	USD	2,500	19,596	19	19,577
3.68%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/05/30	USD	2,000	(16,684)	16	(16,700)
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/24/30	USD	2,000	(19,046)	17	(19,063)
3.59%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/14/30	USD	3,000	(13,752)	25	(13,777)
3.71%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/15/30	USD	2,000	(18,515)	17	(18,532)
3.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/17/30	USD	2,265	22,435	21	22,414
0.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/19/30	USD	25,400	3,018,514	(289,923)	3,308,437
3.38%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/20/30	USD	5,000	30,764	48	30,716
3.31%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/26/30	USD	4,000	37,265	37	37,228
3.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/28/30	USD	10,000	107,086	95	106,991
3.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/30	USD	8,154	87,094	78	87,016
1.22%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/12/31	USD	13,180	1,407,788	108,940	1,298,848
1.03%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/23/31	USD	1,000	128,564	9	128,555
1.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/23/31	USD	5,000	579,925	(66,893)	646,818
3.23%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/09/31	USD	3,000	51,723	34	51,689
3.20%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/10/31	USD	1,000	19,086	11	19,075
3.29%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/07/31	USD	2,000	29,786	22	29,764
3.57%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/15/31	USD	1,500	1,222	17	1,205
1.24%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/15/31	USD	18,300	2,275,932	191	2,275,741
1.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/17/31	USD	3,100	380,176	33	380,143
3.69%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/05/32	USD	1,000	(4,739)	12	(4,751)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/14/32	USD	2,000	$(6,281)	$25	$(6,306)
3.63%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/29/32	USD	1,000	(596)	12	(608)
3.57%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/14/32	USD	5,000	20,414	1,672	18,742
3.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/10/32	USD	7,359	130,331	(14,232)	144,563
3.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/11/32	USD	4,100	71,293	53	71,240
3.49%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/02/32	USD	2,500	24,545	33	24,512
3.49%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/10/32	USD	1,682	16,863	22	16,841
3.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/17/32	USD	1,676	25,984	22	25,962
3.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/32	USD	2,976	45,696	39	45,657
3.51%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/13/32	USD	3,900	35,175	52	35,123
3.50%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/20/32	USD	3,000	30,066	40	30,026
3.43%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/26/32	USD	3,000	42,908	40	42,868
3.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/28/32	USD	10,000	160,160	133	160,027
3.39%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/32	USD	9,669	157,780	129	157,651
3.60%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/11/32	USD	3,100	11,829	41	11,788
3.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/26/32	USD	3,500	13,386	48	13,338
3.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/16/33	USD	4,600	16,651	62	16,589
3.42%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/24/33	USD	1,000	18,187	12	18,175
3.55%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/05/33	USD	1,500	15,455	19	15,436
3.56%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/18/33	USD	1,500	14,364	20	14,344
3.51%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/28/33	USD	800	12,310	11	12,299
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/34	USD	400	2,316	6	2,310
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/24/34	USD	2,000	1,886	29	1,857
3.66%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/06/34	USD	2,500	13,375	36	13,339
3.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/07/34	USD	300	(184)	4	(188)
3.71%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/11/34	USD	1,000	2,380	14	2,366
3.37%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/22/34	USD	1,000	29,731	15	29,716
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/09/34	USD	2,000	75,750	30	75,720
3.25%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/10/34	USD	1,000	39,201	16	39,185

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.29%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/25/34	USD	1,000	$36,180	$15	$36,165
3.34%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/07/34	USD	1,000	32,753	15	32,738
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/04/34	USD	1,500	8,427	23	8,404
3.74%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/05/35	USD	3,500	19,061	56	19,005
3.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/29/35	USD	1,000	4,595	17	4,578
3.73%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/26/35	USD	1,000	8,305	17	8,288
0.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/25/35	USD	26,000	6,187,661	(465,884)	6,653,545
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/02/35	USD	2,200	33,871	37	33,834
3.66%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/10/35	USD	1,874	28,634	32	28,602
3.57%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/17/35	USD	1,243	27,730	21	27,709
3.56%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/27/35	USD	1,844	42,658	31	42,627
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/03/35	USD	1,914	30,269	33	30,236
3.68%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/20/35	USD	3,500	49,973	59	49,914
3.66%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/24/35	USD	1,000	16,058	16	16,042
3.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/26/35	USD	2,200	43,451	38	43,413
3.59%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/28/35	USD	7,000	149,988	119	149,869
3.58%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/35	USD	7,337	164,501	125	164,376
1.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/15/36	USD	6,400	1,459,425	102	1,459,323
3.53%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/18/38	USD	1,000	45,908	18	45,890
3.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/07/39	USD	500	13,615	10	13,605
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/11/39	USD	500	15,374	9	15,365
3.49%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/20/39	USD	1,000	58,174	19	58,155
3.34%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/09/39	USD	1,000	74,760	20	74,740
3.33%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/10/39	USD	400	30,250	8	30,242
3.31%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/11/39	USD	800	61,979	16	61,963
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/23/39	USD	1,000	26,415	20	26,395
3.75%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/04/39	USD	1,000	32,164	20	32,144
3.81%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/05/40	USD	1,800	50,058	37	50,021
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/17/40	USD	688	22,102	15	22,087

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.11%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/19/40	USD	20,700	$6,913,468	$334,515	$6,578,953
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/40	USD	1,394	48,055	29	48,026
3.84%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/28/40	USD	900	25,073	19	25,054
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/40	USD	3,919	116,940	83	116,857
3.47%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/18/43	USD	1,200	104,524	30	104,494
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/31/43	USD	1,000	48,873	26	48,847
3.82%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/14/43	USD	500	22,880	13	22,867
3.52%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/28/43	USD	1,000	83,723	26	83,697
3.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/24/44	USD	1,000	53,237	26	53,211
3.79%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/07/44	USD	500	24,531	13	24,518
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/14/44	USD	500	23,945	13	23,932
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/26/44	USD	300	9,724	8	9,716
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/15/44	USD	500	25,745	14	25,731
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/28/44	USD	700	27,009	18	26,991
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/02/44	USD	300	14,890	8	14,882
3.87%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/07/44	USD	800	33,146	21	33,125
3.41%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/22/44	USD	400	40,823	10	40,813
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/05/44	USD	500	48,466	13	48,453
3.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/09/44	USD	1,000	110,394	26	110,368
3.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/10/44	USD	200	22,089	5	22,084
3.33%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/20/44	USD	600	67,679	16	67,663
3.41%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/25/44	USD	1,500	154,308	41	154,267
3.68%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/14/44	USD	1,000	67,025	27	66,998
3.81%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/24/44	USD	1,500	74,681	40	74,641
3.82%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/44	USD	750	36,261	20	36,241
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/07/44	USD	800	43,416	21	43,395
3.89%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/12/44	USD	1,000	39,591	27	39,564
3.81%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/05/45	USD	800	40,684	21	40,663
0.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/30/45	USD	19,747	8,803,442	109,490	8,693,952

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.95%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/29/45	USD	400	$13,125	$11	$13,114
3.95%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/10/45	USD	1,414	49,423	(14,828)	64,251
3.85%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/18/45	USD	1,121	54,369	31	54,338
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/02/45	USD	400	13,238	11	13,227
3.90%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/17/45	USD	568	23,482	16	23,466
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/27/45	USD	747	32,813	20	32,793
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/45	USD	959	42,996	26	42,970
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/03/45	USD	776	26,532	22	26,510
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/26/45	USD	900	29,988	25	29,963
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/28/45	USD	3,400	115,385	95	115,290
3.94%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/45	USD	4,492	163,847	125	163,722
3.60%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/49	USD	400	37,309	12	37,297
3.34%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/22/49	USD	700	94,144	22	94,122
3.39%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/05/49	USD	600	76,523	19	76,504
3.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/09/49	USD	1,200	172,355	38	172,317
3.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/10/49	USD	400	57,274	12	57,262
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/20/49	USD	700	101,511	22	101,489
3.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/25/49	USD	1,000	132,772	31	132,741
3.62%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/15/49	USD	1,000	92,374	32	92,342
1.06%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/18/50	USD	16,655	8,185,688	(390,531)	8,576,219
3.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/17/50	USD	1,154	57,389	38	57,351
1.18%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/19/50	USD	14,550	6,883,505	1,060,462	5,823,043
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/50	USD	2,005	108,935	64	108,871
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/50	USD	418	17,898	13	17,885
1.29%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/07/51	USD	3,700	1,729,482	118	1,729,364
3.13%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/27/53	USD	900	162,022	26	161,996
3.18%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/05/53	USD	1,200	207,480	35	207,445
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/07/53	USD	1,000	156,443	34	156,409
3.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/28/53	USD	700	101,042	24	101,018

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.52%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/54	USD	500	$58,318	$17	$58,301
3.60%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/19/54	USD	550	56,884	19	56,865
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/25/54	USD	700	64,532	24	64,508
3.51%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/06/54	USD	600	70,621	21	70,600
3.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/07/54	USD	700	70,818	24	70,794
3.64%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/14/54	USD	600	57,842	20	57,822
3.53%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/07/54	USD	350	40,296	12	40,284
3.60%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/15/54	USD	900	93,206	31	93,175
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/25/54	USD	400	33,448	14	33,434
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/28/54	USD	200	18,320	7	18,313
3.70%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/28/54	USD	600	52,321	20	52,301
3.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/02/54	USD	200	20,296	7	20,289
3.75%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/04/54	USD	500	39,672	17	39,655
3.79%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/20/54	USD	300	21,769	10	21,759
3.82%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/23/54	USD	400	27,035	14	27,021
3.68%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/07/54	USD	500	45,161	18	45,143
3.33%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/20/54	USD	1,000	148,432	35	148,397
3.25%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/22/54	USD	400	64,659	14	64,645
3.31%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/05/54	USD	1,500	228,921	53	228,868
3.20%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/09/54	USD	800	136,334	28	136,306
3.18%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/11/54	USD	900	156,770	31	156,739
3.20%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/20/54	USD	500	85,782	17	85,765
3.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/25/54	USD	950	149,023	33	148,990
3.33%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/07/54	USD	600	89,481	21	89,460
3.55%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/15/54	USD	1,000	112,997	35	112,962
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/24/54	USD	1,300	118,940	45	118,895
3.68%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/54	USD	800	72,456	28	72,428
3.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/07/54	USD	700	72,033	25	72,008
3.73%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/12/54	USD	1,100	90,138	38	90,100

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.77%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/17/54	USD	2,000	$151,788	$70	$151,718
3.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/07/55	USD	500	30,446	18	30,428
3.82%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/10/55	USD	1,300	87,342	46	87,296
3.84%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/11/55	USD	500	31,865	17	31,848
3.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/24/55	USD	400	30,968	14	30,954
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/24/55	USD	500	35,420	18	35,402
3.87%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/29/55	USD	600	35,643	21	35,622
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/18/55	USD	1,316	86,349	47	86,302
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/02/55	USD	900	43,953	32	43,921
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/55	USD	400	17,486	14	17,472
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/17/55	USD	1,186	67,486	43	67,443
3.85%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/55	USD	1,501	93,439	54	93,385
3.92%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/03/55	USD	909	45,501	33	45,468
3.95%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/26/55	USD	1,100	49,468	39	49,429
3.95%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/28/55	USD	2,200	98,548	78	98,470
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/55	USD	4,321	208,644	154	208,490
								$61,390,073	$340,063	$61,050,010
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$483,157,950	$—	$—	$483,157,950
Short-Term Securities
Money Market Funds	272,140,756	—	—	272,140,756
	$755,298,706	$—	$—	$755,298,706
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$61,129,935	$—	$61,129,935
Liabilities
Interest Rate Contracts	—	(79,925)	—	(79,925)
	$—	$61,050,010	$—	$61,050,010

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate